Sales - Schedule of Disaggregated Sales (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregated Sales [Line Items]
Revenue	$ 22,855,437	$ 30,300,360	$ 20,322,498
Inverters [Member]
Schedule of Disaggregated Sales [Line Items]
Revenue	10,864,074	14,074,555	11,893,338
Chargers [Member]
Schedule of Disaggregated Sales [Line Items]
Revenue	278,339	550,919	544,680
Gasoline generators [Member]
Schedule of Disaggregated Sales [Line Items]
Revenue	9,666,380	9,981,895	6,575,406
Power bank [Member]
Schedule of Disaggregated Sales [Line Items]
Revenue	1,714,152	4,966,744	804,268
Other products [Member]
Schedule of Disaggregated Sales [Line Items]
Revenue	$ 332,492	$ 726,247	$ 504,806